EQUITY (Details 2)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Dividend yield	0.00%	0.00%
Expected volatility		90.00%
Minimum [Member]
Expected life	1 year	3 months
Expected volatility	125.00%
Risk free interest rate	2.00%	0.01%
Maximum [Member]
Expected life	2 years	3 years
Expected volatility	145.00%
Risk free interest rate	2.14%	0.07%